EARNINGS PER SHARE - Basic and Diluted Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Attributable to Corporation
Basic loss per share	$ 1,171	$ 698	$ (41,753)	$ (21,051)
Effect of dilutive securities	0	0	0	0
Diluted loss per share	$ 1,171	$ 698	$ (41,753)	$ (21,051)
Shares
Basic loss per share	14,922,497	14,149,643	14,697,061	10,010,492
Effect of dilutive securities	0	720,906	0	0
Diluted loss per share	14,922,497	14,870,549	14,697,061	10,010,492
Basic loss per share	$ 0.08	$ 0.05	$ (2.84)	$ (2.10)
Diluted loss per share	$ 0.08	$ 0.05	$ (2.84)	$ (2.10)